Income Taxes (Tables)	12 Months Ended
Oct. 25, 2015
Income Taxes
Schedule of components of provision for income taxes

(in thousands)	2015	2014	2013
Current:
U.S. Federal	$ 299,557	$ 264,533	$ 231,359
State	39,817	34,034	30,671
Foreign	10,526	7,759	5,334

Total current	349,900	306,326	267,364
Deferred:
U.S. Federal	18,451	8,756	1,080
State	1,070	873	(194)
Foreign	458	171	181

Total deferred	19,979	9,800	1,067

Total provision for income taxes	$ 369,879	$ 316,126	$ 268,431

Schedule of significant components of the deferred income tax liabilities and assets

	October 25,	October 26,
(in thousands)	2015	2014

Deferred tax liabilities:
Goodwill and intangible assets	$ (213,312)	$ (168,167)
Tax over book depreciation and basis differences	(94,496)	(85,623)
Other, net	(18,788)	(30,252)
Deferred tax assets:
Pension and post-retirement benefits	154,306	152,392
Employee compensation related liabilities	109,061	101,706
Marketing and promotional accruals	37,603	28,703
Other accruals not currently deductible	–	13,010
Other, net	48,432	51,082

Net deferred tax assets	$ 22,806	$ 62,851

Schedule of reconciliation of the statutory federal income tax rate to the effective tax rate

	2015	2014	2013
U.S. statutory rate	35.0%	35.0%	35.0%
State taxes on income, net of federal tax benefit	2.7	2.8	2.7
Domestic production activities deduction	(2.6)	(2.7)	(2.4)
All other, net	(0.1)	(0.8)	(1.7)

Effective tax rate	35.0%	34.3%	33.6%

Schedule of changes in the unrecognized tax benefits, excluding interest and penalties

(in thousands)
Balance as of October 27, 2013	$ 20,085
Tax positions related to the current period:
Increases	4,693
Decreases	(670)
Tax positions related to prior periods:
Increases	4,455
Decreases	(3,245)
Settlements	(573)

Decreases related to a lapse of applicable statute of limitations	(2,137)

Balance as of October 26, 2014	$ 22,608

Tax positions related to the current period:
Increases	2,920
Decreases	–
Tax positions related to prior periods:
Increases	1,629
Decreases	(796)
Settlements	(2,839)

Decreases related to a lapse of applicable statute of limitations	(2,185)

Balance as of October 25, 2015	$ 21,337